Equity accounted investments - ROMPCO, financial position (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Significant events and transactions
Cash and cash equivalents	R 43,140	R 31,231
Total assets	419,548	360,743
Tax payable	3,142	806	R 665
Carrying value of equity accounted investment	12,684	10,142
Contingent liabilities incurred in relation to interests in associates	0	R 0
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Significant events and transactions
Non-current assets	5,770
Cash and cash equivalents	1,056
Other current assets	373
Total assets	7,199
Other non-current liabilities	812
Other current liabilities	125
Tax payable	51
Total liabilities	988
Net assets	6,211
Carrying value of equity accounted investment	R 2,753